Leases - Lease Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Lease expenses	$ 79,889	$ 102,296	$ 124,480
Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	79,011	101,132	121,427
Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	571	564	552
Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	307	600	2,501
Dry Bulk Vessel Operations [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	73,124	94,545	119,387
Dry Bulk Vessel Operations [Member] | Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	73,124	94,545	117,562
Dry Bulk Vessel Operations [Member] | Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	0	0	0
Dry Bulk Vessel Operations [Member] | Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	0	0	1,825
Logistics Business [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	6,765	7,751	5,093
Logistics Business [Member] | Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	5,887	6,587	3,865
Logistics Business [Member] | Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	571	564	552
Logistics Business [Member] | Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	$ 307	$ 600	$ 676